Deferred Charges (Tables)	9 Months Ended
Sep. 30, 2014
Deferred Charges [Abstract]
Deferred Charges
	Dry - docking	Financing Costs	Total
Balance, December 31, 2013	$16,993	$10,485	$27,478
- Additions	7,514	3,342	10,856
- Disposals	(2,599	)-	(2,599)
- Impairment charge	(152	)-	(152)
- Amortization for the period	(4,253	)(2,695)	(6,948)
Balance, September 30, 2014	$17,503	$11,132	$28,635